Shareholders' Equity (Details 2) - $ / shares		12 Months Ended
	Jul. 10, 2018	Dec. 31, 2018
Series A Warrants [Member]
Terms of warrants	48 months	42 months
Exercise price	$ 2.60	$ 2.60
Risk free rate of interest	2.77%	2.77%
Dividend yield	0.00%	0.00%
Annualized volatility of underlying stock	2.03%	2.29%
Series B Warrants [Member]
Terms of warrants	1 month
Exercise price	$ 0.001
Risk free rate of interest	1.88%
Dividend yield	0.00%
Annualized volatility of underlying stock	0.87%